Bank Line of Credit	12 Months Ended
Dec. 31, 2014
Bank Line of Credit [Abstract]
Bank Line of Credit [Text Block]
4. Bank Line of Credit

The Company has a line of credit that is authorized to $3,000,000 and payable on demand. The interest rate is variable and is .75% plus prime with a minimum rate of 5.87%. At December 31, 2014, the balance was $3,000,000 compared to $2,725,000 as of December 31, 2013. During both periods, the interest rate payable was 5.87% and all covenants had been met. Borrowings under the line are secured by the personal guarantee of three board members and the estate of a former board member.